OTHER CURRENT AND NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT AND NON-CURRENT ASSETS

13. OTHER CURRENT AND NON-CURRENT ASSETS

As of December 31, 2025 and 2024, other current assets consist of:

	December 31, 2025	December 31, 2024
Advances to unrelated-parties (i)	$2,097,054	$380,144
Advances to a related party	837,606	232,589
Advances to employees	46,783	29,497
Other current assets	76,298	85,354
	$3,057,741	$727,584

(i)	The advances to unrelated parties for business development are non-interest bearing and are due on demand.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS